Employee benefits (Details 3) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Changes in net defined benefit liability (asset) [abstract]
Projected benefit obligation at the beginning of the year	₨ 131,687	₨ 109,826	₨ 91,801
Service cost	25,936	29,577	19,154
Interest cost	9,606	7,518	6,880
Remeasurements - Actuarial (gain) / loss	(5,267)	(6,872)	2,250
Benefits paid	(16,854)	(8,362)	(10,259)
Projected benefit obligation at the end of the year	₨ 145,108	₨ 131,687	₨ 109,826